                                                      NEUBERGER BERMAN


           Neuberger Berman
           Municipal Funds -Registered Trademark-
           ----------------------------------------------------------
           MUNICIPAL MONEY FUND
           MUNICIPAL SECURITIES TRUST             ANNUAL REPORT
                                                  OCTOBER 31, 2000

TABLE OF CONTENTS


    THE FUNDS

    CHAIRMAN'S LETTER                              A-4

    GROWTH OF A DOLLAR CHART
      COMPARISON OF A $10,000 INVESTMENT
Municipal Securities Trust                         A-8

    FINANCIAL STATEMENTS                           B-1

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Municipal Money Fund                               B-7
Municipal Securities Trust                         B-8

    REPORT OF INDEPENDENT AUDITORS                B-10

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Municipal Money Portfolio                          C-1
Municipal Securities Portfolio                    C-15

    FINANCIAL STATEMENTS                          C-20

    FINANCIAL HIGHLIGHTS
Municipal Money Portfolio                         C-25
Municipal Securities Portfolio                    C-26

    REPORT OF INDEPENDENT AUDITORS                C-27

    OTHER INFORMATION
Directory/Officers and Trustees                    D-1

The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this report are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-2000 Neuberger Berman Management Inc.

CHAIRMAN'S LETTER                                              December 20, 2000

Dear Shareholder,
  In fiscal 2000, fixed-income markets constituted something of a tale of two cities. For the first six months, the great majority of investors continued to sell bonds and buy equities. Investors seemed to view fixed income of all classes as an afterthought, as they chased the high returns of equities, and more specifically the stocks of the so-called new economy. But by the end of the period, investors were beginning to see the benefits of cash and bond funds, as they looked for vehicles offering relative safety in a storm. We are pleased to report that all of our tax-free fixed-income categories reported positive total returns for the year.
  The fixed-income markets for the year were dominated by the U.S. Government buyback of Treasury securities. These gigantic purchases created a relative scarcity of Treasuries, causing their prices to soar while the rest of the bond market languished. The yield difference between Treasuries and most other sectors of the market widened to 10-year highs. Because of these dislocations, prices in the municipal market remained very attractive all year and we were able to deliver strong returns with high quality securities, delivering very rewarding tax-exempt returns to our investors.
  Other sectors of the bond market saw prices driven down for other reasons, including trends that we believe could spill into the municipal market. The U.S. Government Agency bond market was fraught with concern that proposed legislation would end government guarantees. The corporate market was affected by high oil prices, a weak Euro and increasing earnings and credit problems that caused more credit downgrades than upgrades -- and much market volatility.
  At Neuberger Berman, we have taken pride in our contrarian approach. During the fiscal year, we saw negative investor sentiment as an opportunity to buy weaker sectors with higher yields, while selling into the strength of U.S. Treasury bonds. High-quality bonds in many sectors now yield between 6.0% and 7.5%. From our perspective as long-term investors, we believe that the scheduled return of principal that comes with the yields now available from high-quality bonds make the bond market overall a wonderful investment opportunity.

  In the year ahead, we will continue to add value to the fixed-income investment process. We still consider the municipal market an attractive place to invest as supply shrinks, overall credit quality remains high and the market continues to offer robust values.
  As always, we seek to identify undervalued securities in the most fundamentally attractive sectors, while carefully managing risk. We are confident that these remain the best tools to enhance the income from the capital you have entrusted to us.

  MUNICIPAL MONEY FUND This fiscal year, the Municipal Money Fund offered investors excellent returns. As volatility in the stock market caused investors to seek safer arenas, demand increased for short-term securities, depressing yields both in the market and in the fund.
  Increased demand for short-term securities, in addition to four Federal Reserve Board rate increases, allowed us in the early part of the year to buy longer-term six-month and one-year paper for attractive prices with relatively minimal risk. We also picked up yield from variable-rate demand notes. At the end of the first quarter, mindful of marketplace demand spikes each January, we took care to invest in securities with later maturities, thus avoiding peak prices. However, at the end of this reporting period, our weighted average maturity fell to 42.3 days, down from 62.7 days, as the advantage of owning longer-term paper evaporated. We remained heavily invested in variable-rate demand notes and in higher yielding tax-exempt commercial paper.
  During the period we remained vigilant about maintaining the highest credit quality profile in the portfolio. All of this combined to enhance the portfolio yield. The current and effective (compounded) yields for the Fund as of October 31, 2000 were 3.73% and 3.80% respectively. This can be translated into tax-equivalent current and effective yields of 6.18% and 6.37% respectively for an investor in the highest federal income tax bracket.* We feel that short term municipals, with Federal Reserve Board action apparently on hold, still offer very compelling values. We will continue to strive to balance your need for income with a well-diversified high-quality portfolio.

  MUNICIPAL SECURITIES TRUST We are pleased to report that the total return for the Municipal Securities Trust for the fiscal year was 6.46%. In a year when equity markets stumbled, the portfolio achieved its goal of delivering good, high-quality tax-exempt returns. During fiscal 2000, the municipal bond market was affected by the inversion of the U.S. Treasury yield curve. The municipal market yield curve did not itself invert, but flattened considerably; the Treasury inversion helped buoy the values of longer-term municipal bonds. As the rates of long-term bonds rose, new issue supply declined significantly. The strong condition of state and local municipality finances further lowered their need for new bond issues. The number of bonds being called also fell, however, as most bonds that could have been called and refunded had been called in previous periods.
  As the Federal Reserve Board came to the apparent end of its string of rate increases, municipal bonds became more attractive to many individual investors. Buyers were attracted by the yield of highly rated general obligation bonds versus those available in corporate and Treasury markets, on an after-tax equivalent basis. In many issues, participants would have needed to turn to BBB-rated corporate debt to get a taxable yield equivalent to that available on AA-rated municipal bonds. Despite this demand, yields in longer-term municipal bonds were still about 85% to 90% of those of comparable Treasuries, with the result that even non-traditional municipal bond buyers, such as corporations and property and casualty insurance companies, appeared in the market.
  Our portfolio co-managers opened the period with relatively long durations. As it became apparent that the economy was moderating, the co-managers extended durations further. The portfolio closed the period with an average weighted duration of 6.6 years.
  As bonds rallied through the period, the co-managers sold into market strength, attempting to upgrade the overall portfolio's credit strength. The co-managers increased the portfolio's holdings of AAA credits in anticipation of market uneasiness regarding issues with all but the strongest ratings. In addition, the portfolio co-managers sought bonds on the basis of strong relative value, always searching for the best quality general obligation and revenue bonds.
  As mentioned, the total return for the fiscal year was 6.46%. The 30-day SEC Yield for the fund as of October 31, 2000 was 4.23%. This can be translated into a tax-equivalent yield of 7.00% for an investor in the highest federal income tax bracket.*
  Looking ahead, we believe we are likely to witness some increased volatility in the municipal bond markets in fiscal 2001. We believe that strong and weak credits will be widely differentiated in the market in the coming years. We have therefore increased our defensive posture, upgrading the credit ratings of the portfolio's holdings overall. Nevertheless, we believe that the municipal bond market continues to offer excellent long-term values.

Sincerely,

/s/ Peter Sundman
Peter Sundman
Chairman of the Board,
Chief Executive Officer and Trustee
Neuberger Berman Income Funds

*An investment in Municipal Money Fund, like all other mutual funds, is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The return on investment in Municipal Money Fund will fluctuate and past performance is no guarantee of future results.

 "Current yield" of a money market fund refers to the income generated by an investment in the fund over a 7-day period. The income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

 Tax-equivalent yield is the taxable current or effective yield that an investor would have had to receive in order to realize that same level of yield after federal taxes at 39.6%, assuming that all of the Funds' income is exempt from Federal income taxes. A portion of the income may be subject to the federal alternative minimum tax for certain investors.

 Neuberger Berman Management Inc.-Registered Trademark- currently absorbs certain operating expenses of Municipal Securities Trust. Absent this arrangement, which is subject to change, the 30-day SEC yield of Municipal Securities Trust would have been 3.87% and the tax-equivalent yield would have been 6.41%.

 The composition, industries and holdings of the funds are subject to change. Investment return will fluctuate. Share value of Municipal Securities Trust will also fluctuate, and your shares, when redeemed, may be worth more or less than you paid for them. Past performance is no guarantee of future results.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman                                                October 31, 2000
----------------------------------------------------------------------
          Municipal Securities Trust

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN (1)

              MUNICIPAL SECURITIES TRUST  LEHMAN BROTHERS 7-YEAR GO INDEX (2)
1 YEAR                            +6.46%                               +6.76%
5 YEAR                            +4.61%                               +5.29%
10 YEAR                           +5.66%                               +6.70%
LIFE OF FUND                      +5.90%                               +6.71%

      Municipal Securities Trust  Lehman Brothers 7-Year GO Index
1990                     $10,000                          $10,000
1991                     $10,841                          $11,090
1992                     $11,570                          $11,974
1993                     $12,877                          $13,398
1994                     $12,546                          $13,126
1995                     $13,844                          $14,791
1996                     $14,387                          $15,495
1997                     $15,353                          $16,670
1998                     $16,462                          $17,910
1999                     $16,292                          $17,924
2000                     $17,345                          $19,135

   Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") commenced operations on 7/9/87.
   The tax equivalent annualized yield for Municipal Securities Trust is 7.00% for the thirty days ended 10/31/00 (based on an annualized yield of 4.23% and assuming a federal tax rate of 39.6%). A portion of the income of Municipal Securities Trust may be subject to the federal alternative minimum tax for certain investors.
   Neuberger Berman Management Inc. ("Management") has voluntarily undertaken to reimburse Municipal Securities Trust for its operating expenses and its pro rata share of its Portfolio's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which, in the aggregate, exceed .65% per annum of Municipal Securities Trust's average daily net assets. This arrangement can be terminated upon 60 days' prior written notice. Absent such arrangement, the annualized and tax equivalent yields for the thirty days ended 10/31/00 would have been 3.87% and 6.41%, respectively. Absent such arrangement, the average annual total returns would have been less.
1. "Total Return" includes reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.
2. The Lehman Brothers 7-Year General Obligation Index is an unmanaged total return performance benchmark for the intermediate-term, 7-year, investment grade General Obligations (State and Local) tax-exempt bond market. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger Berman                                                October 31, 2000
----------------------------------------------------------------------
          Income Funds

                                                      MUNICIPAL      MUNICIPAL
                                                        MONEY       SECURITIES
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                FUND           TRUST
                                                    ----------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $    257,745   $     29,169
      Receivable for Trust shares sold                         7             --
      Receivable from administrator -- net
        (Note B)                                              --              4
                                                    ----------------------------
                                                         257,752         29,173
                                                    ----------------------------
LIABILITIES
      Dividends payable                                       10             18
      Payable for Trust shares redeemed                    2,088            422
      Payable to administrator (Note B)                       58             --
      Accrued expenses                                        96             48
                                                    ----------------------------
                                                           2,252            488
                                                    ----------------------------
NET ASSETS at value                                 $    255,500   $     28,685
                                                    ----------------------------

NET ASSETS consist of:
      Par value                                     $        256   $          3
      Paid-in capital in excess of par value             255,251         28,787
      Accumulated net realized losses on
        investment                                            (7)          (308)
      Net unrealized appreciation in value of
        investment                                            --            203
                                                    ----------------------------
NET ASSETS at value                                 $    255,500   $     28,685
                                                    ----------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                      255,580          2,609
                                                    ----------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $1.00         $11.00
                                                    ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger Berman                             For the Year Ended October 31, 2000
----------------------------------------------------------------------
          Income Funds

                                                      MUNICIPAL    MUNICIPAL
                                                        MONEY     SECURITIES
(000'S OMITTED)                                         FUND         TRUST
                                                     ------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                       $   10,967   $    1,519
                                                     ------------------------
    Expenses:
      Administration fee (Note B)                           738           84
      Auditing fees                                           9            8
      Custodian fees                                         10           10
      Legal fees                                             14           17
      Registration and filing fees                           44           31
      Shareholder reports                                    46           30
      Shareholder servicing agent fees                       27           25
      Trustees' fees and expenses                            18            8
      Miscellaneous                                          50            4
      Expenses from corresponding Portfolio
        (Notes A & B)                                       909          168
                                                     ------------------------
        Total expenses                                    1,865          385
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                                (19)        (183)
                                                     ------------------------
        Total net expenses                                1,846          202
                                                     ------------------------
        Net investment income                             9,121        1,317
                                                     ------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized loss on investment securities               (7)        (183)
    Change in net unrealized appreciation
      (depreciation) of investment securities                --          781
                                                     ------------------------
        Net gain (loss) on investments from
          corresponding Portfolio (Note A)                   (7)         598
                                                     ------------------------
        Net increase in net assets resulting from
          operations                                 $    9,114   $    1,915
                                                     ------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                  MUNICIPAL                   MUNICIPAL
                                                    MONEY                     SECURITIES
                                                     FUND                       TRUST
                                                     Year                        Year
                                                    Ended                       Ended
                                                 October 31,                 October 31,
(000's omitted)                               2000          1999          2000          1999
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     9,121   $     5,759   $     1,317   $     1,532
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                           (7)            1          (183)          122
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                           --            --           781        (2,049)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations          9,114         5,760         1,915          (395)
                                          ------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (9,121)       (5,759)       (1,317)       (1,532)
    Net realized gain on investments               (1)           --            --            --
                                          ------------------------------------------------------
    Total distributions to shareholders        (9,122)       (5,759)       (1,317)       (1,532)
                                          ------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                 359,433       322,654         8,505         9,140
    Proceeds from reinvestment of
      dividends and distributions               9,033         5,709           968           972
    Payments for shares redeemed             (406,732)     (256,071)      (16,343)      (13,376)
                                          ------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                      (38,266)       72,292        (6,870)       (3,264)
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         (38,274)       72,293        (6,272)       (5,191)
NET ASSETS:
    Beginning of year                         293,774       221,481        34,957        40,148
                                          ------------------------------------------------------
    End of year                           $   255,500   $   293,774   $    28,685   $    34,957
                                          ------------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                      359,433       322,654           793           816
    Issued on reinvestment of dividends
      and distributions                         9,033         5,709            90            88
    Redeemed                                 (406,732)     (256,071)       (1,518)       (1,199)
                                          ------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                             (38,266)       72,292          (635)         (295)
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                                October 31, 2000
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Municipal Money Fund ("Municipal Money") and Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") (collectively, the "Funds") are separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100% for each Fund at October 31, 2000). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Municipal Money to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,744 expiring in 2008 for Municipal Money; and $124,792 and $183,083 expiring in 2003 and 2008, respectively, for Municipal Securities Trust, determined as of October 31, 2000), it is the policy of each Fund not to distribute such gains.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios).
   Management has voluntarily undertaken to reimburse Municipal Securities Trust for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.65% per annum of its average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended October 31, 2000, such excess expenses amounted to $179,807 for Municipal Securities Trust.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $18,662 and $2,870, for Municipal Money and Municipal Securities Trust, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended October 31, 2000, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                  ADDITIONS       REDUCTIONS
-----------------------------------------------------------------------------
MUNICIPAL MONEY                                  $322,206,000    $368,523,000
MUNICIPAL SECURITIES TRUST                          8,937,000      16,707,000

NOTE D -- REORGANIZATION:
   On June 6, 2000, the Trustees of the Trust approved a plan of reorganization under which the respective Funds of the Trust will each receive from the corresponding Portfolios the entire portfolio of market securities and other assets and each Portfolio will dissolve. Thus, the Funds will no longer invest all of their net investable assets in the Portfolios. Instead, each Fund will own directly the securities formerly held in its corresponding Portfolio. The effective date of the proposed conversion is February 9, 2001.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Money Fund(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                         Year Ended October 31,
                                              2000      1999      1998      1997      1996
                                             ----------------------------------------------
Net Asset Value, Beginning of Year           $.9998    $.9997    $.9994    $.9993    $.9994
                                             ----------------------------------------------
Income From Investment Operations
    Net Investment Income                     .0336     .0256     .0288     .0296     .0285
    Net Gains or Losses on Securities            --     .0001     .0003     .0001    (.0001)
                                             ----------------------------------------------
      Total From Investment Operations        .0336     .0257     .0291     .0297     .0284
                                             ----------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                 (.0336)   (.0256)   (.0288)   (.0296)   (.0285)
    Distributions (from net capital
     gains)                                  (.0001)       --        --        --        --
                                             ----------------------------------------------
      Total Distributions                    (.0337)   (.0256)   (.0288)   (.0296)   (.0285)
                                             ----------------------------------------------
Net Asset Value, End of Year                 $.9997    $.9998    $.9997    $.9994    $.9993
                                             ----------------------------------------------
Total Return(2)                               +3.41%    +2.59%    +2.92%    +3.00%    +2.89%
                                             ----------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $255.5    $293.8    $221.5    $156.3    $132.6
                                             ----------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                              .68%      .68%      .72%      .73%      .73%
                                             ----------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets                                     .67%      .67%      .71%      .72%      .72%
                                             ----------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                        3.33%     2.58%     2.88%     2.95%     2.86%
                                             ----------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Securities Trust(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                         Year Ended October 31,
                                              2000      1999      1998      1997      1996
                                             ----------------------------------------------
Net Asset Value, Beginning of Year           $10.78    $11.34    $11.02    $10.78    $10.83
                                             ----------------------------------------------
Income From Investment Operations
    Net Investment Income                       .46       .45       .46       .47       .47
    Net Gains or Losses on Securities
     (both realized and unrealized)             .22      (.56)      .32       .24      (.05)
                                             ----------------------------------------------
      Total From Investment Operations          .68      (.11)      .78       .71       .42
                                             ----------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.46)     (.45)     (.46)     (.47)     (.47)
                                             ----------------------------------------------
Net Asset Value, End of Year                 $11.00    $10.78    $11.34    $11.02    $10.78
                                             ----------------------------------------------
Total Return(2)                               +6.46%    -1.03%    +7.22%    +6.71%    +3.92%
                                             ----------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $ 28.7    $ 35.0    $ 40.1    $ 31.6    $ 38.9
                                             ----------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                              .66%      .66%      .66%      .66%      .66%
                                             ----------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(4)                                  .65%      .65%      .65%      .65%      .65%
                                             ----------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                        4.22%     4.03%     4.13%     4.30%     4.32%
                                             ----------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                                October 31, 2000
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For Municipal Securities Trust, total return would have been lower if Management had not reimbursed certain expenses.
3) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
4) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                          Year Ended October 31,
MUNICIPAL SECURITIES TRUST                       2000     1999     1998     1997     1996
------------------------------------------------------------------------------------------
Net Expenses                                     1.22%    1.07%    1.11%    1.05%    1.04%
                                                 -----------------------------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Neuberger Berman Income Funds and
Shareholders of:
Neuberger Berman Municipal Money Fund and
Neuberger Berman Municipal Securities Trust

   We have audited the accompanying statements of assets and liabilities of the Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust, two of the series constituting the Neuberger Berman Income Funds (the "Trust"), as of October 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Neuberger Berman Income Funds at October 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 4, 2000

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 2000

--------------------------------------------------------------------------------
          Municipal Money Portfolio

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
                       TAX-EXEMPT
                       SECURITIES -- PRE-REFUNDED
                       BACKED BY U.S. GOVERNMENT
                       SECURITIES (11.7%)
       $1,000          Anchorage (AK) Ref. G.O.,
                       Ser. 1991, 6.75%, due 7/1/05
                       P/R 7/1/01                                                $  1,013
        1,000          Central Arizona Wtr.
                       Conservation Dist. Rev.,
                       Ser. 1990 A, 7.50%,
                       due 11/1/05 P/R 11/1/00                                      1,020
        1,100          Clark Co. (NV) Ltd. Tax Rev.,
                       Ser. 1991, 6.90%, due 6/1/09
                       P/R 6/1/01                                                   1,113
        2,500          Illinois St. Sales Tax Rev.,
                       Ser. 1991, 6.00%, due 6/15/18
                       P/R 6/15/01                                                  2,524
        1,000          Lower Colorado River (TX) Au.
                       Priority Ref. Rev., Ser. 1991
                       B, 7.00%, due 1/1/11 P/R
                       1/1/01                                                       1,024
        1,000          Minnesota Pub. Fac. Au. Wtr.
                       PCR, Ser. 1991 A, 6.95%,
                       due 3/1/13 P/R 3/1/01                                        1,027
        1,785          Nashville (TN) Metro. Au.
                       Arpt. Imp. Rev., Ser. 1991 B,
                       7.75%, due 7/1/07 P/R 7/1/01                                 1,854
        1,500          Nevada Cap. Imp. G.O.,
                       Ser. 1991 A, 6.50%,
                       due 5/1/08 P/R 5/1/01                                        1,531
        3,690          New Mexico St. Severance Tax
                       Rev., Ser. 1996 A, 5.13%,
                       due 7/1/06 P/R 2/1/01                                        3,705
        1,500          New York St. Pwr. Au. Gen.
                       Purp. Rev.,
                       Ser. 1991 Y, 6.25%,
                       due 1/1/07 P/R 1/1/01                                        1,535
        3,575          Purdue (IN) Univ. Rev. (Purdue
                       Univ. Dorm Sys.), Ser. 1991 B,
                       6.90%, due 7/1/06 P/R 7/1/01                                 3,695
        3,400          Roanoke Co. (VA) Wtr. Sys.
                       Rev., Ser. 1991, 6.50%,
                       due 6/1/21 P/R 6/1/01                                        3,500
        2,400          Seattle (WA) Muni. Metro. Swr.
                       Rev., Ser. 1992 U, 6.60%,
                       due 1/1/32 P/R 1/1/01                                        2,457
        4,030          South Carolina Pub. Svc. Au.
                       Rev., Ser. 1991 B, 6.50%,
                       due 7/1/26 P/R 7/1/01                                        4,155
                                                                                 --------
                                                                                   30,153
                                                                                 --------

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
                       TAX-EXEMPT
                       SECURITIES -- ESCROWED IN U.S.
                       GOVERNMENT SECURITIES (0.5%)
       $1,250          Northeast Ohio Reg. Swr. Dist.
                       Waste Wtr. Imp. Rev.,
                       Ser. 1991, 6.20%,
                       due 11/15/00                                              $  1,251
                                                                                 --------
                       MUNICIPAL NOTES (4.8%)
        2,000          Bayonne (NJ) BANS, 5.00%,
                       due 7/12/01                      MIG 1                       2,007
        1,600          Iowa Sch. Corp. Warrant
                       Certificates, Ser. B, 4.75%,
                       due 2/1/01                       MIG 1       SP-1+           1,603
        3,770          Oklahoma Rural Dev. Fin. Corp.
                       Pub. Proj. Construction Notes,
                       Ser. 1999, 5.00%, due 6/1/01     MIG 1                       3,775
        5,000          Texas TRANS, Ser. 2000, 5.25%,
                       due 8/31/01                      MIG 1       SP-1+           5,039
                                                                                 --------
                                                                                   12,424
                                                                                 --------
                       TAX-EXEMPT SECURITIES --BACKED
                       BY LETTERS OF CREDIT (0.4%)
STATE STREET BANK AND TRUST COMPANY
        1,000          Rhode Island Std. Loan Au.
                       Prog. Rev., Ser. 1996-1,
                       4.80%, due 6/1/26 Putable
                       6/1/01                                       A-1+            1,000
                                                                                 --------
                       TAX-EXEMPT SECURITIES --BACKED
                       BY INSURANCE (0.4%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        1,150          Salt Lake City (UT) Wtr. &
                       Swr. Ref. Rev., Ser. 1996,
                       6.00%, due 2/1/01                                            1,155
                                                                                 --------
                       TAX-EXEMPT
                       SECURITIES -- OTHER (1.6%)
        2,000          Cook Co. (IL) Metro. Wtr.
                       Reclamation Dist. of Greater
                       Chicago Cap. Imp. G.O.,
                       Ser. 1991, 7.00%, due 1/1/01                                 2,009
        1,000          Dekalb Co. (GA) Ref. G.O.,
                       Ser. 1992, 5.20%, due 1/1/01                                 1,002
        1,115          Milwaukee (WI) Area Technical
                       College Dist. G.O. Promissory
                       Notes, Ser. 1999-00A, 4.75%,
                       due 6/1/01                                                   1,115
                                                                                 --------
                                                                                    4,126
                                                                                 --------

                                                                October 31, 2000
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
                       TAX-EXEMPT CASH EQUIVALENT
                       SECURITIES (10.8%)
       $1,800          Berkeley Co. (SC) IDR (Nucor
                       Corp. Proj.), Ser. 1995,
                       4.40%, VRDN due 9/1/28          VMIG 1       A-1+         $  1,800(5)
        1,000          Berkeley Co. (SC) IDR (Nucor
                       Corp. Proj.), Ser. 1997,
                       4.40%, VRDN due 4/1/30          VMIG 1       A-1+            1,000(5)
        1,100          Berkeley Co. (SC) IDR (Nucor
                       Corp. Proj.), Ser. 1998,
                       4.40%, VRDN due 4/1/31          VMIG 1       A-1+            1,100(5)
          700          Berkeley Co. (SC) Ref. PCR
                       (Amoco Chemical Co. Proj.),
                       Ser. 1994, 4.60%, VRDN
                       due 7/1/12                      VMIG 1       A-1+              700(5)
        1,000          Calhoun Co. (TX) West Side
                       Navigation Dist. Env. Fac.
                       Rev. (BP Chemicals Inc.
                       Proj.), Ser. 2000, 4.75%,
                       VRDN due 10/1/30                VMIG 1       A-1+            1,000(5)
        1,500          Carlton (WI) PCR (Wisconsin
                       Pwr. & Lt. Co. Proj.),
                       Ser. 1988, 4.50%, VRDN
                       due 8/1/15                      VMIG 1                       1,500(5)
          600          Decatur (AL) IDB Solid Waste
                       Disp. Rev. (Amoco Chemical Co.
                       Proj.), Ser. 1995, 4.75%, VRDN
                       due 5/1/25                      VMIG 1                         600(5)
        3,750          Grove City (OH) Multi-Family
                       Hsg. Rev. (Regency Arms
                       Apts.), Ser. 2000, 4.45%, VRDN
                       due 6/15/30                                  A-1+            3,750
        1,400          Gulf Coast (TX) IDA Marine
                       Term. Rev. (Amoco Oil Co.
                       Proj.), Ser. 1993, 4.75%, VRDN
                       due 4/1/28                      VMIG 1       A-1+            1,400(5)
        1,200          Gulf Coast (TX) Waste Disp.
                       Au. Env. Fac. Rev. (Amoco Oil
                       Co. Proj.), 4.75%, VRDN
                       due 1/1/26                      VMIG 1       A-1+            1,200(5)
          100          Gulf Coast (TX) Waste Disp.
                       Au. PCR (Amoco Oil Co. Proj.),
                       Ser. 1994, 4.75%, VRDN
                       due 6/1/24                      VMIG 1       A-1+              100(5)
        1,300          Gulf Coast (TX) Waste Disp.
                       Au. Ref. PCR (Exxon Proj.),
                       Ser. 1995, 4.60%, VRDN
                       due 6/1/20                      VMIG 1       A-1+            1,300(5)
          100          Jackson Co. (MS) Port Fac.
                       Ref. Rev. (Chevron U.S.A.
                       Inc., Proj.), Ser. 1993,
                       4.60%, VRDN due 6/1/23            P-1                          100(5)
        1,000          Lincoln Co. (WY) PCR (Exxon
                       Proj.), Ser. 1987 A, 4.65%,
                       VRDN due 7/1/17                   P-1        A-1+            1,000(5)

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
       $1,200          Louisville & Jefferson Co.
                       (KY) Reg. Arpt. Au. Spec. Fac.
                       Rev. (UPS Worldwide
                       Forwarding, Inc. Proj.),
                       Ser. 1999 C, 4.65%, VRDN
                       due 1/1/29                                   A-1+         $  1,200(5)
          700          Madison Co. (IL) Env. Imp.
                       Rev. (Shell Wood River
                       Refining Co. Proj.),
                       Ser. 1997 A, 4.75%, VRDN
                       due 3/1/33                      VMIG 1       A-1+              700(5)
          200          Parish of St. Charles (LA) PCR
                       (Shell Oil Co. Norco Proj.),
                       Ser. 1991, 4.75%, VRDN
                       due 11/1/21                     VMIG 1       A-1+              200(5)
        2,000          Port of Anacortes (WA) IDC
                       Ref. Rev. (Texaco Proj.),
                       Ser. 1985, 4.25%, TECP
                       due 12/6/00                       P-1         A-1            2,000(5)
        2,400          Schaumberg (IL) Multi-Family
                       Hsg. Ref. Rev. (Treehouse II
                       Apts. Proj.), Ser. 1999,
                       4.25%, VRDN due 12/15/29                     A-1+            2,400
          100          Southwestern (IL) Dev. Au.
                       Solid Waste Disp. Rev. (Shell
                       Oil Co. Wood River Proj.),
                       Ser. 1992, 4.75%, VRDN
                       due 4/1/22                      VMIG 1       A-1+              100(5)
        2,200          Stanton Co. (NE) IDR (Nucor
                       Corp. Proj.), 4.40%, VRDN
                       due 11/1/26                     VMIG 1       A-1+            2,200(5)
        1,000          University of Texas Board of
                       Regents Permanent Univ. Fund,
                       Ser. 2000 A, 4.10%, TECP
                       due 11/13/00                    VMIG 1       A-1+            1,000
        1,000          Whiting (IN) Swr. & Solid
                       Waste Disp. Ref. Rev. (Amoco
                       Oil Co. Proj.), Ser. 1999,
                       4.75%, VRDN due 1/1/26          VMIG 1       A-1+            1,000(5)
          400          Will Co. (IL) Env. Fac. Rev.
                       (ExxonMobil Oil Corp. Proj.),
                       Ser. 2000, 4.70%, VRDN
                       due 4/1/33                      VMIG 1       A-1+              400(5)
                                                                                 --------
                                                                                   27,750
                                                                                 --------

                                                                October 31, 2000
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
                       TAX-EXEMPT CASH EQUIVALENT
                       SECURITIES -- BACKED BY
                       LETTERS OF CREDIT (58.6%)
ABN AMRO BANK NV
       $4,200          Oregon St. Econ. Dev. Comm.
                       Econ. & IDR (Eagle-Pitcher
                       Ind.), Ser. 1984, 4.35%, VRDN
                       due 12/1/04                       P-1                     $  4,200
        2,500          Phenix City (AL) IDB Env. Imp.
                       Rev. (Mead Coated Board
                       Proj.), Ser. 1988, 4.30%, TECP
                       due 1/11/01                       P-1                        2,500
BANK OF AMERICA
        1,200          Calhoun Co. (TX) Navigation
                       IDA Port Rev. (Formosa
                       Plastics Corp., Texas Proj.),
                       Ser. 1994, 4.40%, VRDN
                       due 11/1/15                     VMIG 1                       1,200
        2,400          Florida Hsg. Fin. Corp. Rev.
                       (The Club at Vero Arpt.
                       Proj.), Ser. 1998 E, 4.55%,
                       VRDN due 6/1/17                              A-1+            2,400
        2,800          Nashville & Davidson Co. (TN)
                       Metro Gov't. IDB Multi-Family
                       Hsg. Rev., Ser. 1996 A, 4.40%,
                       VRDN due 9/1/06                 VMIG 1                       2,800
BANK OF MONTREAL
        1,700          Port of Portland (OR) Spec.
                       Oblig. Rev. (Horizon Air Ind.,
                       Inc. Proj.), Ser. 1997, 4.75%,
                       VRDN due 6/15/27                             A-1+            1,700
BANK OF NOVA SCOTIA
          300          Delta Co. (MI) Econ. Dev.
                       Corp. Env. Imp. Ref. Rev.
                       (Mead Escanaba Paper Co.),
                       Ser. 1984 C, 4.55%, VRDN
                       due 12/1/23                       P-1                          300
BANK ONE
        2,000          Colorado Hlth. Fac. Au. Hosp.
                       Rev. (Boulder Comm. Hosp.
                       Proj.), Ser. 2000, 4.35%, VRDN
                       due 10/1/30                     VMIG 1        A-1            2,000
        2,000          Marion (IN) Econ. Dev. Rev.
                       (Indiana Wesleyan Univ.
                       Proj.), Ser. 2000, 4.35%, VRDN
                       due 6/1/30                      VMIG 1                       2,000

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
       $4,000          Midlothian (TX) IDC Env. Fac.
                       Rev. (Holnam TX L.P. Proj.),
                       Ser. 1999, 4.60%, VRDN
                       due 9/1/31                                    A-1         $  4,000
        1,000          Montgomery Co. (PA) IDA (Peco
                       Energy), Ser. 1994 A, 4.20%,
                       TECP due 12/5/00                  P-1        A-1+            1,000
        2,300          Stevenson (AL) IDB Env. Imp.
                       Rev. (Mead Corp. Proj.),
                       Ser. 1998 B, 4.70%, VRDN
                       due 4/1/33                                   A-1+            2,300
BARCLAYS BANK INT'L., LTD.
        7,235          Michigan St. Strategic Fund
                       Solid Waste Disp. Rev.
                       (Grayling Generating Proj.),
                       Ser. 1990, 4.35%, VRDN
                       due 1/1/14                      VMIG 1                       7,235
BAYERISCHE LANDESBANK GIROZENTRALE
        8,000          Denver (CO) City & Co. Arpt.
                       Sys. Sub. Rev., Ser. 1997 A,
                       4.15%-4.30%, TECP
                       due 11/9/00-1/17/01               P-1        A-1+            8,000(6)
          100          Grapevine (TX) IDC Rev.
                       (American Airlines, Inc.
                       Proj.), Ser. 1984 B3, 4.65%,
                       VRDN due 12/1/24                  P-1                          100
BAYERISCHE VEREINSBANK AG
        1,600          Phenix City (AL) IDB Env. Imp.
                       Rev. (Mead Coated Board
                       Proj.), Ser. 1996, 4.75%, VRDN
                       due 3/1/31                      VMIG 1                       1,600
CHASE MANHATTAN BANK, N.A.
        2,000          Anne Arundel Co. (MD) Econ.
                       Dev. Rev. (Baltimore Gas &
                       Elec. Co. Proj.), Ser. 1998,
                       4.15%, TECP due 11/9/00         VMIG 1       A-1+            2,000(7)
        2,000          Brazoria Co. (TX) Hlth. Fac.
                       Dev. Corp. Hosp. Rev.
                       (Brazosport Mem. Hosp.),
                       Ser. 1999, 4.45%, VRDN
                       due 7/1/13                      VMIG 1                       2,000
        1,870          Douglas Co. (GA) Dev. Au. IDR
                       (Whirlwind Steel Bldg., Inc.
                       Proj.), Ser. 1997, 4.55%, VRDN
                       due 12/1/12                     VMIG 1        A-1            1,870
          750          Virginia Small Bus. Fin. Au.
                       IDR (Coral Graphic Svc., Inc.
                       Proj.), Ser. 1998, 4.55%, VRDN
                       due 1/1/13                      VMIG 1        A-1              750

                                                                October 31, 2000
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
CITIBANK, N.A.
       $1,100          Austin Co. (TX) Ind. Dev.
                       Corp. IDR (Justin Ind., Inc.
                       Proj.), Ser. 1984, 4.30%, VRDN
                       due 12/1/14                       P-1                     $  1,100
COMMERZBANK AG
        2,600          Clayton Co. (GA) Dev. Au.
                       (Delta Airlines, Inc. Proj.),
                       Ser. 2000, 4.35%, VRDN
                       due 5/1/35                      VMIG 1       A-1+            2,600
        4,500          New Jersey TRANS, Ser. 2001 A,
                       4.15%, TECP due 11/6/00           P-1        A-1+            4,500(8)
        5,075          Trinity (TX) River Au.
                       Collateralized PCR (Texas
                       Util. Elec. Co. Proj.),
                       Ser. 2000 A, 4.40%, VRDN
                       due 5/1/28                      VMIG 1       A-1+            5,075
CREDIT COMMERCIAL DE FRANCE
          150          Elkhart Co. (IN) Econ. Dev.
                       Rev. (Pace Amer. Inc. Proj.),
                       4.70%, VRDN due 1/1/13          VMIG 1                         150
        2,450          South Carolina Jobs Econ. Dev.
                       Au. Rev. (Florence RHF Hsg.,
                       Inc. Proj.), Ser. 1987 A,
                       4.50%, VRDN due 11/7/07           P-1                        2,450
          345          South Carolina Jobs Econ. Dev.
                       Au. Rev. (Osmose Wood
                       Preserving), Ser. 1989 B,
                       4.60%, VRDN due 12/1/04           P-1                          345
           50          South Carolina Jobs Econ. Dev.
                       Au. Rev. (Su-Dan Co. & Delta
                       Prop.), Ser. 1989 A, 4.70%,
                       VRDN due 1/1/04                 VMIG 1                          50
CREDIT SUISSE
        3,000          Emery Co. (UT) Ref. PCR
                       (PacifiCorp Proj.),
                       Ser. 1991, 4.30%, VRDN
                       due 7/1/15                      VMIG 1       A-1+            3,000
          200          Montgomery Co. (TX) Ind. Dev.
                       Corp. IDR (Dal-Tile Corp.
                       Proj.), Ser. 1986 B, 4.55%,
                       VRDN due 12/1/03                             A-1+              200
        1,000          Texas Capital Hlth. Fac. Dev.
                       Corp. (Island on Lake Travis
                       Ltd. Proj.), Ser. 1986, 4.35%,
                       VRDN due 12/1/16                             A-1+            1,000

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
FIRST NATIONAL BANK OF CHICAGO
       $1,400          Indiana Hlth. Fac. Fin. Au.
                       Hosp. Rev. (Deaconess Hosp.,
                       Inc.), Ser. 1992, 4.30%, VRDN
                       due 1/1/22                      VMIG 1                    $  1,400
        2,600          Maryland St. Hlth. & Higher
                       Ed. Fac. Au. Rev. (Pooled Loan
                       Prog.), Ser. 1985 B, 4.25%,
                       VRDN due 4/1/35                 VMIG 1                       2,600
        3,215          Wisconsin St. Hlth. & Ed. Fac.
                       Au. Rev. (Felician Hlth. Care,
                       Inc. Proj.), Ser. 1994, 4.40%,
                       VRDN due 1/1/19                 VMIG 1        A-1            3,215
FIRST UNION NATIONAL BANK
          300          Jackson-Union Cos. (IL) Reg.
                       Port Dist. Port Fac. Ref. Rev.
                       (Enron Trans. Svc., L.P.
                       Proj.), Ser. 1994, 4.50%,
                       VRDN due 4/1/24                 VMIG 1        A-1              300
        3,100          Washington Co. (PA) Au. Lease
                       Rev. (Higher Ed. Pooled Equip.
                       Leasing Prog.), Ser. 1985 A,
                       4.45%, VRDN due 11/1/05         VMIG 1                       3,100
GENERAL ELECTRIC CAPITAL CORP.
        1,000          Delaware Co. (PA) IDA Res.
                       Rec. Fac. Ref. Rev. (Gen.
                       Elec. Cap. Corp.), Ser. 1997
                       G, 4.20%, VRDN due 12/1/31        P-1        A-1+            1,000
        4,700          Maine St. Hsg. Au.
                       Multi-Family Rev. (Park
                       Village Apts. Proj.),
                       Ser. 1997, 4.40%, VRDN
                       due 10/28/32                    VMIG 1                       4,700
        3,700          New Hampshire St. Hsg. Fin.
                       Au. Multi-Family Hsg. Rev.
                       (Greenways L.P. - Fairways
                       Proj.), Ser. 1994 1, 4.50%,
                       VRDN due 1/1/24                 VMIG 1                       3,700
HARRIS TRUST AND SAVINGS BANK
          500          Illinois Dev. Fin. Au. IDR
                       (Grayhill, Inc. Proj.),
                       Ser. 1995 C, 4.50%, VRDN
                       due 2/1/05                                   A-1+              500
          400          Illinois Dev. Fin. Au. IDR
                       (Overton Gear & Tool Corp.
                       Proj.), Ser. 1994, 4.50%, VRDN
                       due 10/1/08                                  A-1+              400
LANDESBANK HESSEN-THUERINGEN GIROZENTRALE
        7,100          Rhode Island & Providence
                       Plantations G.O., 4.25%, VRDN
                       due 6/1/18                      VMIG 1       A-1+            7,100

                                                                October 31, 2000
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
LASALLE NATIONAL BANK
       $  100          Grand Forks (ND) Health Care
                       Fac. Rev. (United Hosp. Oblig.
                       Group Proj.), Ser. 1992,
                       4.65%, VRDN due 12/1/16         VMIG 1                    $    100
MORGAN GUARANTY TRUST CO.
        2,700          Illinois Dev. Fin. Au. PCR
                       (Illinois Pwr. Co. Proj.),
                       Ser. 1987 D, 4.60%, VRDN
                       due 3/1/17                                   A-1+            2,700
NATIONAL WESTMINSTER BANK PLC
          300          Marion Co. (WV) Comm. Solid
                       Waste Disp. Fac. Rev. (Grant
                       Town Cogeneration Proj.),
                       Ser. 1990 A, 4.40%, VRDN
                       due 10/1/17                     VMIG 1       A-1+              300
          300          Marion Co. (WV) Comm. Solid
                       Waste Disp. Fac. Rev. (Grant
                       Town Cogeneration Proj.),
                       Ser. 1990 D, 4.40%, VRDN
                       due 10/1/17                     VMIG 1       A-1+              300
        1,500          Venango (PA) IDA Res. Rec.
                       Rev. (Scrubgrass Proj.),
                       Ser. 1990, 4.35%, TECP
                       due 11/15/00                      P-1        A-1+            1,500
NATIONSBANK N.A.
        1,600          Gulf Coast (TX) IDA Solid
                       Waste Disp. Rev. (Citgo
                       Petroleum Corp. Proj.),
                       Ser. 1995, 4.80%, VRDN
                       due 5/1/25                      VMIG 1       A-1+            1,600
        1,000          Midlothian (TX) IDC Exempt
                       Fac. Rev. (Texas Ind., Inc.
                       Proj.), Ser. 1999, 4.80%, VRDN
                       due 5/1/29                      VMIG 1       A-1+            1,000
          700          San Antonio (TX) Higher Ed.
                       Au. Inc. Ref. Rev. (Trinity
                       Univ. Proj.), Ser. 1993,
                       4.30%, VRDN due 4/1/04                       A-1+              700
NBD BANK, N.A.
          100          Indiana Emp. Dev. Comm. Econ.
                       Dev. Rev. (K & F Ind., Inc.
                       Proj.), Ser. 1988, 4.70%, VRDN
                       due 1/1/14                      VMIG 1                         100
NORWEST BANK
          800          New Ulm (MN) Hosp. Ref. Rev.
                       (Hlth. Central Sys. Proj.),
                       Ser. 1985, 4.35%, VRDN
                       due 8/1/14                                   A-1+              800

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
PNC BANK N.A.
       $1,000          Rockport (IN) Rev. (AK Steel
                       Corp. Proj.), Ser. 1997 A,
                       4.40%, VRDN due 12/1/27           P-1         A-1         $  1,000
RABOBANK NEDERLAND
        1,500          Henderson Co. (KY) Solid Waste
                       Disp. Rev. (Hudson Foods, Inc.
                       Proj.), Ser. 1995, 4.40%, VRDN
                       due 3/1/15                      VMIG 1                       1,500
ROYAL BANK OF CANADA
          600          Lone Star (TX) Arpt. Imp. Au.
                       Inc. Rev. (Amer. Airlines,
                       Inc. Proj.), Ser. 1984 B-5,
                       4.65%, VRDN due 12/1/14         VMIG 1                         600
SLM HOLDING CORP.
          300          Nebhelp Inc. (NE) Std. Loan
                       Prog. Rev., Ser. 1986 A,
                       4.40%, VRDN due 12/1/16                      A-1+              300
        2,200          Panhandle-Plains (TX) Higher
                       Ed. Au. Inc. Std. Loan Rev.,
                       Ser. 1991 A, 4.35%, VRDN
                       due 6/1/21                      VMIG 1                       2,200
        1,600          Panhandle-Plains (TX) Higher
                       Ed. Au. Inc. Std. Loan Rev.,
                       Ser. 1995 A, 4.35%, VRDN
                       due 6/1/25                      VMIG 1                       1,600
        2,000          Panhandle-Plains (TX) Higher
                       Ed. Au. Inc. Std. Loan Rev.,
                       Ser. 1998 A, 4.35%, VRDN
                       due 10/1/02                     VMIG 1                       2,000
SOCIETE GENERALE
        1,900          Chicago (IL) O'Hare Int'l.
                       Arpt. Spec. Fac. Rev.
                       (Compagnie Nationale Air
                       France Proj.), Ser. 1990,
                       4.45%, VRDN due 5/1/18                       A-1+            1,900
          300          Los Angeles (CA) Reg. Arpt.
                       Imp. Corp. Fac. Sublease Rev.
                       (Los Angeles Int'l. Arpt.),
                       Ser. 1985, 4.65%, VRDN
                       due 12/1/25                                  A-1+              300
        1,500          Los Angeles (CA) Reg. Arpt.
                       Imp. Corp. Term. Fac.
                       Completion Rev. (Los Angeles
                       Int'l. Arpt.), Ser. 1989,
                       4.75%, VRDN due 12/1/25                      A-1+            1,500
        3,500          Ohio St. Air Quality Dev. Au.
                       Rev. (JMG Funding L.P. Proj.),
                       Ser. 1994 B, 4.30%, VRDN
                       due 4/1/28                      VMIG 1       A-1+            3,500

                                                                October 31, 2000
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
       $2,900          Ohio St. Air Quality Dev. Au.
                       Rev. (JMG Funding L.P. Proj.),
                       Ser. 1995 A, 4.55%, VRDN
                       due 4/1/29                                   A-1+         $  2,900
STATE STREET BANK AND TRUST COMPANY
        2,000          Rhode Island Std. Loan Au.
                       Prog. Rev., Ser. 1996-3,
                       4.40%, VRDN due 6/1/26                       A-1+            2,000
SUNTRUST BANK
        1,600          Clark Co. (AR) Solid Waste
                       Disp. Rev. (Reynolds Metals
                       Co. Proj.), Ser. 1992, 4.60%,
                       VRDN due 8/1/22                   P-1        A-1+            1,600
          600          DeKalb (GA) Private Hosp. Au.
                       Antic. Cert. Rev. (Egleston
                       Children's Hosp.), Ser. 1994
                       A, 4.30%, VRDN due 3/1/24       VMIG 1       A-1+              600
          700          Mayfield (KY) IDR (Seaboard
                       Farms of Kentucky, Inc.
                       Proj.), Ser. 1989, 4.50%, VRDN
                       due 8/1/19                      VMIG 1                         700
TORONTO DOMINION BANK
        1,275          Cleveland (OH) Arpt. Sys.
                       Rev., Ser. D, 4.35%, VRDN
                       due 1/1/27                      VMIG 1       A-1+            1,275
        2,500          Indiana Muni. Pwr. Agcy. Pwr.
                       Supply Sys. Ref. Rev.,
                       Ser. 1998 A, 4.30%, VRDN
                       due 1/1/18                      VMIG 1       A-1+            2,500
          100          New York St. Energy Research &
                       Dev. Au. PCR (Niagra Mohawk
                       Pwr. Co. Proj.), Ser. 1986 A,
                       4.65%, VRDN due 12/1/26           P-1                          100
        1,600          Phenix City (AL) IDB Env. Imp.
                       Rev. (Mead Coated Board
                       Proj.), Ser. 1993 A, 4.75%,
                       VRDN due 6/1/28                              A-1+            1,600
          120          Wisconsin Hlth. Fac. Au. Rev.
                       (Franciscan Hlth. Care,
                       Inc.-Sys. Fin.), Ser. 1985
                       A-2, 4.40%, VRDN due 1/1/16     VMIG 1       A-1+              120

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
UNION BANK OF SWITZERLAND
       $1,000          Alaska Ind. Dev. & Export Au.
                       Fac. Rev. (Fairbanks Gold
                       Mining, Inc. Proj.),
                       Ser. 1997, 4.60%, VRDN
                       due 5/1/09                      VMIG 1       A-1+         $  1,000
        3,400          Babylon (NY) IDA Res. Rec.
                       Rev. (OFS Equity of Babylon,
                       Inc. Proj.), Ser. 1989, 4.70%,
                       VRDN due 12/1/24                             A-1+            3,400
          400          Clark Co. (NV) Arpt. Sys. Sub.
                       Lien Rev.,
                       Ser. 1995 A-2, 4.60%, VRDN
                       due 7/1/25                      VMIG 1       A-1+              400
          300          Delta Co. (MI) Econ. Dev.
                       Corp. Env. Imp. Rev.
                       (Mead-Escanaba Paper Co.
                       Proj.), 4.70%, VRDN
                       due 12/1/23                                  A-1+              300
          975          Pennsylvania Energy Dev. Au.
                       Rev. (B & W Ebensburg Proj.),
                       Ser. 1986, 4.35%, VRDN
                       due 12/1/11                     VMIG 1                         975
WACHOVIA BANK & TRUST CO.
        1,000          Crossett (AR) PCR
                       (Georgia-Pacific Corp. Proj.),
                       Ser. 1984, 4.35%, VRDN
                       due 10/1/07                       P-1                        1,000
          100          Los Angeles (CA) Reg. Arpt.
                       Imp. Corp. Fac. Sublease Rev.
                       (American Airlines-Los Angeles
                       Int'l. Arpt.), Ser. 1984 C,
                       4.65%, VRDN due 12/1/24           P-1                          100
          500          Morgan Co. (UT) Solid Waste
                       Disp. Rev. (Holnam Inc.
                       Proj.), Ser. 1996, 4.60%, VRDN
                       due 8/1/31                      VMIG 1       A-1+              500
          300          North Carolina Ed. Fac. Fin.
                       Agcy. Updates Rev. (Bowman
                       Gray Sch. of Medicine Proj.),
                       Ser. 1996, 4.35%, VRDN
                       due 9/1/26                      VMIG 1                         300

                                                                October 31, 2000
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
WESTDEUTSCHE LANDESBANK GIROZENTRALE
       $1,825          Clark Co. (NV) Arpt. Sys. Sub.
                       Lien Rev.,
                       Ser. 1995 A-1, 4.25%, VRDN
                       due 7/1/25                      VMIG 1       A-1+         $  1,825
        2,000          Indianapolis (IN) Adjustable
                       Tender Res. Rec. Rev. (Ogden
                       Martin Sys. of Indianapolis,
                       Inc. Proj.), Ser. 1987, 4.65%,
                       VRDN due 12/1/16                             A-1+            2,000
        2,000          Nueces Co. (TX) Port of Corpus
                       Christi Au. Marine Term. Rev.
                       (Reynolds Metal Co.),
                       Ser. 1984, 4.35%, VRDN
                       due 9/1/14                                   A-1+            2,000
                                                                                 --------
                                                                                  151,135
                                                                                 --------
                       TAX-EXEMPT CASH EQUIVALENT
                       SECURITIES -- BACKED BY
                       INSURANCE (10.5%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
          300          Brazos (TX) River Au. PCR Ref.
                       Rev. (Texas Util. Elec. Co.
                       Proj.), Ser. 1996 A, 4.75%,
                       VRDN due 3/1/26                 VMIG 1       A-1+              300
        1,500          Coastal Bend (TX) Hlth. Fac.
                       Dev. Corp. Rev. (Incarnate
                       Word Hlth. Sys.), Ser. 1998 B,
                       4.40%, VRDN due 8/15/28         VMIG 1                       1,500
        1,400          Illinois Hlth. Fac. Au. Rev.
                       (Swedish Covenant Hosp.
                       Proj.), Ser. 1995, 4.40%, VRDN
                       due 8/1/25                      VMIG 1        A-1            1,400
        2,600          Indiana Secondary Mkt. for Ed.
                       Loans Inc. Rev., Ser. 1988 B,
                       4.40%, VRDN due 12/1/13         VMIG 1       A-1+            2,600
          100          Rockport (IN) Ref. PCR (AEP
                       Generating Co. Proj.),
                       Ser. 1995 B, 4.65%, VRDN
                       due 7/1/25                                   A-1+              100
          100          Sabine (TX) River Au.
                       Collateralized PCR (Texas
                       Util. Elec. Co. Proj.),
                       Ser. 1996 B, 4.70%, VRDN
                       due 3/1/26                      VMIG 1       A-1+              100
          400          Sayre (PA) Hlth. Care Fac. Au.
                       Hosp. Rev. (VHA of PA, Inc.
                       Cap. Asset Fin. Prog.),
                       Ser. 1985 A, 4.35%, VRDN
                       due 12/1/20                                  A-1+              400
        4,400          Utah State Board of Regents
                       Std. Loan Rev., Ser. 1988 B,
                       4.30%, VRDN due 11/1/00         VMIG 1       A-1+            4,400

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 2000

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                              Rating(2)(3)          Value(4)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
FINANCIAL GUARANTY INSURANCE CO.
       $3,300          Arizona Hlth. Fac. Au. Rev.
                       (Pooled Loan Prog.),
                       Ser. 1985, 4.40%, VRDN
                       due 10/1/15                     VMIG 1        A-1         $  3,300
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        1,690          Charlotte (NC) Arpt. Ref.
                       Rev., Ser. 1997 A, 4.35%, VRDN
                       due 7/1/17                      VMIG 1        A-1            1,690
          400          Clark Co. (NV) Arpt. Sub. Lien
                       Rev., Ser. 1998 B, 4.60%, VRDN
                       due 7/1/28                      VMIG 1       A-1+              400
          900          Kentucky Higher Ed. Std. Loan
                       Corp. Rev., Ser. 1996 A,
                       4.35%, VRDN due 6/1/26          VMIG 1       A-1+              900
        5,500          Missouri-Illinois Metro. Dist.
                       Bi-State Dev. Agcy. Rev. (St.
                       Clair Co. Metrolink
                       Extension),
                       Ser. 1998 B, 4.40%, VRDN
                       due 7/1/28                                   A-1+            5,500
          340          Polk Co. (IA) Hosp. Equip. &
                       Imp. Rev., Ser. 1985, 4.50%,
                       VRDN due 12/1/05                VMIG 1        A-1              340
        2,000          South Texas Higher Ed. Au.
                       Inc. Std. Loan Rev.,
                       Ser. 1998, 4.35%, VRDN
                       due 12/1/03                     VMIG 1                       2,000
        2,000          Wisconsin Hlth. & Ed. Fac. Au.
                       Rev. (Sisters of St. Mary
                       Hlth. Care), Ser. 1998, 4.20%,
                       TECP due 12/5/00                              A-1            2,000
                                                                                 --------
                                                                                   26,930
                                                                                 --------
                       TOTAL INVESTMENTS (99.3%)                                  255,924
                       Cash, receivables and other
                       assets, less liabilities
                       (0.7%)                                                       1,821
                                                                                 --------
                       TOTAL NET ASSETS (100.0%)                                 $257,745
                                                                                 --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman                                                October 31, 2000

--------------------------------------------------------------------------------
          Municipal Securities Portfolio

   Principal
    Amount                                                                         Rating(2)          Value(9)
(000's omitted)                          Security(1)                           Moody's     S&P     (000's omitted)
---------------                          -----------                           -------  ---------  ---------------
                 TAX-EXEMPT SECURITIES -- PRE-REFUNDED BACKED BY U.S.
                 GOVERNMENT SECURITIES (3.6%)
    $1,000       Clark Co. (NV) Sch. Dist. Imp. G.O., Ser. 1995 A, 5.60%,
                 due 6/15/08 P/R 6/15/05                                        Aaa        AAA        $  1,050
                                                                                                      --------
                 TAX-EXEMPT SECURITIES -- BACKED BY INSURANCE (38.3%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
     1,000       Atlanta (GA) Arpt. Fac. Ref. Rev., Ser. 1996, 6.50%,
                 due 1/1/06                                                     Aaa        AAA           1,084
     1,000       Larimer Co. (CO) Sales & Use Tax Rev., 5.75%, due 12/15/15     Aaa        AAA           1,049
     1,000       Puerto Rico Hwy. & Trans. Au. Rev., Ser. A, 5.50%,
                 due 7/1/09                                                     Aaa        AAA           1,071
FINANCIAL GUARANTY INSURANCE CO.
     1,000       Dade Co. (FL) Wtr. & Swr. Sys. Rev., Ser. 1995, 6.25%,
                 due 10/1/06                                                    Aaa        AAA           1,085
     1,000       Grapevine (TX) Combination Tax & Tax Increment Reinvestment
                 Zone G.O., Ser. 2000, 5.625%, due 8/15/15                      Aaa        AAA           1,028
     1,000       Phoenix (AZ) Civic Imp. Corp. Jr. Lien Wastewater Sys. Rev.,
                 Ser. 2000, 6.00%, due 7/1/12                                   Aaa        AAA           1,091
     1,000       Tampa Bay (FL) Wtr. Util. Sys. Rev., Ser. 1998 B, 5.125%,
                 due 10/1/09                                                    Aaa        AAA           1,030
FINANCIAL SECURITY ASSURANCE INC.
     1,000       Illinois Dev. Fin. Au. Cap. Appreciation Cons. Sch. Dist.
                 #304 Rev., Zero Coupon, Yielding 4.80%, due 1/1/09             Aaa                        657
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     1,000       Mississippi Dev. Bank Spec. Oblig. Rev. (Muni. Gas Au.
                 Natural Gas Supply Proj.), Ser. 1998, 5.00%, due 1/1/08        Aaa        AAA             964
     1,000       New York Local Government Assist. Corp. Ref. Rev.,
                 Ser. 1997 B, 5.25%, due 4/1/04                                 Aaa        AAA           1,025
     1,000       Puerto Rico Elec. Pwr. Au. Ref. Rev., Ser. W, 6.50%,
                 due 7/1/05                                                     Aaa        AAA           1,090
                                                                                                      --------
                                                                                                        11,174
                                                                                                      --------

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal
    Amount                                                                         Rating(2)          Value(9)
(000's omitted)                          Security(1)                           Moody's     S&P     (000's omitted)
---------------                          -----------                           -------  ---------  ---------------
                 TAX-EXEMPT SECURITIES -- OTHER (55.7%)
    $1,000       Board of Regents of the Texas A&M Univ. Sys. Perm. Univ.
                 Fund Rev., Ser. 1998, 5.00%, due 7/1/08                        Aaa        AAA        $  1,016
     1,000       Columbus (OH) Var. Purp. Ltd. Tax G.O., Ser. 1998-1, 5.00%,
                 due 6/15/08                                                    Aaa        AAA           1,023
       500       Florida St. Board of Ed. Cap. Outlay Ref. G.O., Ser. 1998 B,
                 5.25%, due 6/1/09                                              Aa2        AA+             519
     1,000       Georgia G.O., Ser. 1995 C, 7.25%, due 7/1/04                   Aaa        AAA           1,091
     1,000       Lake Co. (IL) Forest Preserve Dist. Ref. G.O., Ser. 1997,
                 5.50%, due 2/1/09                                              Aa1        AA+           1,047
     1,000       Mecklenburg Co. (NC) Pub. Imp. G.O., Ser. 1994, 5.50%,
                 due 4/1/12                                                     Aaa        AAA           1,036
       110       Mississippi Higher Ed. Assist. Corp. Std. Loan Sub. Rev.,
                 Ser. 1993 C, 6.05%, due 9/1/07                                  A                         112
     1,000       Nevada Ref. Ltd. Tax G.O., Ser. 1997 A-2, 6.00%,
                 due 5/15/06                                                    Aa2        AA            1,063
       500       New Jersey Bldg. Au. St. Bldg. Rev., Ser. 1994, 5.00%,
                 due 6/15/11                                                    Aa2        AA              502
       750       New York City (NY) IDA Spec. Fac. Rev. (Term. One Group
                 Assoc., L.P. Proj.), Ser. 1994, 6.00%, due 1/1/15               A3         A              768
     1,000       New York City (NY) Muni. Assist. Corp. Rev., Ser. M, 5.50%,
                 due 7/1/08                                                     Aa2        AA            1,052
     1,000       New York St. Env. Fac. Corp. Rev., Ser. 1999 B, 5.00%,
                 due 10/15/09                                                   Aaa        AAA           1,022
     1,000       New York Triborough Bridge & Tunnel Au. Gen. Purp. Rev.,
                 Ser. 1994 A, 6.00%, due 1/1/11                                 Aa3        A+            1,093
     1,000       North Carolina Cap. Imp. G.O., Ser. 1994 A, 4.70%,
                 due 2/1/06                                                     Aaa        AAA           1,007
     1,000       Orange Co. (NY) Var. Purp. Ref. G.O., Ser. 1997, 6.00%,
                 due 11/15/10                                                   Aa1                      1,101
       735       Ramsey Co. (MN) Cap. Imp. Plan G.O., Ser. 2000 A, 5.80%,
                 due 2/1/16                                                     Aaa        AA+             762
     1,000       San Antonio (TX) Elec. & Gas Sys. Ref. Rev., Ser. 1998 A,
                 5.00%, due 2/1/05                                              Aa1        AA            1,015
     1,000       Texas Pub. Fin. Au. Ref. G.O., Ser. 1998 B, 5.125%,
                 due 10/1/09                                                    Aa1        AA            1,023
                                                                                                      --------
                                                                                                        16,252
                                                                                                      --------

                                                                October 31, 2000
--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

   Principal
    Amount                                                                         Rating(2)          Value(9)
(000's omitted)                          Security(1)                           Moody's     S&P     (000's omitted)
---------------                          -----------                           -------  ---------  ---------------
                 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS
                 OF CREDIT (0.7%)
SOCIETE GENERALE
    $  200       Los Angeles (CA) Reg. Arpt. Imp. Corp. Fac. Sublease Rev.
                 (Los Angeles Int'l. Arpt.), Ser. 1985, 4.65%, VRDN
                 due 12/1/25                                                              A-1+        $    200
                                                                                                      --------
                 TOTAL INVESTMENTS (98.3%) (COST $28,473)                                               28,676(10)
                 Cash, receivables and other assets, less liabilities (1.7%)                               493
                                                                                                      --------
                 TOTAL NET ASSETS (100.0%)                                                            $ 29,169
                                                                                                      --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                                October 31, 2000
----------------------------------------------------------------------
          Income Managers Trust
1) Municipal securities held by Neuberger Berman Municipal Money Portfolio ("Municipal Money") and Neuberger Berman Municipal Securities Portfolio ("Municipal Securities") are within the two and four highest rating categories, respectively, assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the Portfolio's investment manager to be of comparable quality. Approximately 91% and 43% of the municipal securities held by Municipal Money and Municipal Securities, respectively, have credit enhancement features backing them, which the Portfolios may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Portfolios. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Portfolios the right to sell back the issue on the date specified.
2) Credit ratings are unaudited.
3) Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Portfolio's investment manager within the guidelines approved by the trustees of Income Managers Trust.
4) Investment securities of the Portfolio are valued at amortized cost, which approximates U.S. Federal income tax cost.
5) Security is guaranteed by the corporate obligor.
6) Security is subject to a fractional guarantee provided by Bayerische Landesbank Girozentrale, Westdeutsche Landesbank Girozentrale, and State Street Bank and Trust Company, each backing 33.3% of the total principal.
7) Security is subject to a fractional guarantee provided by Chase Manhattan Bank, N.A. and Bank of New York Co., Inc., each backing 50% of the total principal.
8) Security is subject to a fractional guarantee provided by Commerzbank AG, Bank of Nova Scotia, and Toronto Dominion Bank, each backing 33.3% of the total principal.
9) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from an independent pricing service on all securities available in the service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value.
10) At October 31, 2000, the cost of investments for U.S. Federal income tax purposes was $28,473,000. Gross unrealized appreciation of investments was $516,000 and gross unrealized depreciation of investments was $313,000, resulting in net unrealized appreciation of $203,000, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
                                                                October 31, 2000
----------------------------------------------------------------------
          Income Managers Trust

                                                      MUNICIPAL      MUNICIPAL
                                                        MONEY       SECURITIES
(000'S OMITTED)                                       PORTFOLIO      PORTFOLIO
                                                    ----------------------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments     $    255,924   $     28,676
      Cash                                                     4             92
      Interest receivable                                  1,923            440
      Prepaid expenses and other assets                        5              1
                                                    ----------------------------
                                                         257,856         29,209
                                                    ----------------------------
LIABILITIES
      Payable to investment manager (Note B)                  53              6
      Accrued expenses                                        58             34
                                                    ----------------------------
                                                             111             40
                                                    ----------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $    257,745   $     29,169
                                                    ----------------------------

NET ASSETS consist of:
      Paid-in capital                               $    257,745   $     28,966
      Net unrealized appreciation in value of
        investment securities                                 --            203
                                                    ----------------------------
NET ASSETS                                          $    257,745   $     29,169
                                                    ----------------------------
*Cost of investments                                $    255,924   $     28,473
                                                    ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                                             For the Year Ended October 31, 2000
----------------------------------------------------------------------
          Income Managers Trust

                                                      MUNICIPAL    MUNICIPAL
                                                        MONEY     SECURITIES
(000'S OMITTED)                                       PORTFOLIO    PORTFOLIO
                                                     ------------------------
INVESTMENT INCOME
    Interest income                                  $   10,967   $    1,519
                                                     ------------------------
    Expenses:
      Investment management fee (Note B)                    684           78
      Accounting fees                                        10           10
      Auditing fees                                          33           24
      Custodian fees (Note B)                               142           29
      Insurance expense                                       3            1
      Legal fees                                             18           18
      Trustees' fees and expenses                            19            8
                                                     ------------------------
        Total expenses                                      909          168
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                         (19)          (3)
                                                     ------------------------
        Total net expenses                                  890          165
                                                     ------------------------
        Net investment income                            10,077        1,354
                                                     ------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
      sold                                                   (7)        (183)
    Change in net unrealized appreciation
      (depreciation) of investment securities                --          781
                                                     ------------------------
        Net gain (loss) on investments                       (7)         598
                                                     ------------------------
        Net increase in net assets resulting from
          operations                                 $   10,070   $    1,952
                                                     ------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                  MUNICIPAL                   MUNICIPAL
                                                    MONEY                     SECURITIES
                                                  PORTFOLIO                   PORTFOLIO
                                                     Year                        Year
                                                    Ended                       Ended
                                                 October 31,                 October 31,
(000's omitted)                               2000          1999          2000          1999
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    10,077   $     6,510   $     1,354   $     1,598
    Net realized gain (loss) on
      investments                                  (7)            1          (183)          122
    Change in net unrealized
      appreciation (depreciation) of
      investments                                  --            --           781        (2,049)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations         10,070         6,511         1,952          (329)
                                          ------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                 322,206       292,944         8,937         6,301
    Reductions                               (368,523)     (227,075)      (16,707)      (11,211)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests      (46,317)       65,869        (7,770)       (4,910)
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         (36,247)       72,380        (5,818)       (5,239)
NET ASSETS:
    Beginning of year                         293,992       221,612        34,987        40,226
                                          ------------------------------------------------------
    End of year                           $   257,745   $   293,992   $    29,169   $    34,987
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 2000
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Municipal Money Portfolio ("Municipal Money") and Neuberger Berman Municipal Securities Portfolio ("Municipal Securities") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in Managers Trust.
      The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of 0.25% of the first $500 million of that

Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $18,662 and $2,870, for Municipal Money and Municipal Securities, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended October 31, 2000, there were purchase and sale transactions (excluding short-term securities) of $11,030,000 and $16,986,000, respectively, for Municipal Securities. All securities transactions for Municipal Money were short-term.

NOTE D -- REORGANIZATION:
   As currently structured, the Portfolios receive investments from Neuberger Berman Municipal Money Fund and Neuberger Berman Municipal Securities Trust (collectively, the "Funds"). On June 6, 2000, the Trustees of the Portfolios approved a plan of reorganization whereby each Portfolio will distribute its entire portfolio of market securities and other assets to the corresponding Fund, and each Portfolio will dissolve. Thus, the Funds will no longer invest all of their net investable assets in the Portfolios. Instead, each Fund will own directly the securities formerly held in its corresponding Portfolio. The effective date of the proposed conversion is February 9, 2001.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Money Portfolio

                                                           Year Ended October 31,
                                              2000       1999       1998       1997       1996
                                             ---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                            .33%       .34%       .36%       .38%       .37%
                                             ---------------------------------------------------
    Net Expenses                                 .32%       .34%       .36%       .37%       .36%
                                             ---------------------------------------------------
    Net Investment Income                       3.67%      2.91%      3.22%      3.29%      3.21%
                                             ---------------------------------------------------
Net Assets, End of Year (in millions)         $257.7     $294.0     $221.6     $156.5     $132.7
                                             ---------------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Securities Portfolio

                                                         Year Ended October 31,
                                              2000      1999      1998      1997      1996
                                             ----------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses(1)                             .53%      .48%      .51%      .51%      .47%
                                             ----------------------------------------------
  Net Expenses                                  .53%      .48%      .51%      .50%      .47%
                                             ----------------------------------------------
  Net Investment Income                        4.32%     4.20%     4.27%     4.44%     4.49%
                                             ----------------------------------------------
Portfolio Turnover Rate                          37%       17%       24%       22%        3%
                                             ----------------------------------------------
Net Assets, End of Year (in millions)         $29.2     $35.0     $40.2     $31.7     $39.0
                                             ----------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees
Income Managers Trust and
Owners of Beneficial Interest of
Neuberger Berman Municipal Money Portfolio and
Neuberger Berman Municipal Securities Portfolio

   We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Neuberger Berman Municipal Money Portfolio and Neuberger Berman Municipal Securities Portfolio, two of the series constituting Income Managers Trust (the "Trust"), as of October 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned series of Income Managers Trust at October 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 4, 2000

OTHER INFORMATION

DIRECTORY
INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

OFFICERS AND TRUSTEES
Theodore P. Giuliano
 CHAIRMAN OF THE BOARD AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Peter E. Sundman
 PRESIDENT
Daniel J. Sullivan
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY

-C- 2000 Neuberger Berman Management Inc.

                   Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.


  NEUBERGER BERMAN

            NEUBERGER BERMAN MANAGEMENT INC.
            605 Third Avenue 2nd Floor
            New York, NY 10158-0180
            SHAREHOLDER SERVICES
            800.877.9700
            INSTITUTIONAL SERVICES
            800.366.6264
            www.nbfunds.com

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